Performance Management - Kovitz Core Equity ETF	Mar. 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The returns presented below for the Fund reflect the performance of the Green Owl Intrinsic Value Fund (the “Predecessor Fund”) for periods prior to December 9, 2022. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization consummated after the close of business on December 9, 2022, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The Predecessor Fund was managed by the same investment adviser and the same portfolio managers as the Fund. The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and substantially similar strategies as the Predecessor Fund. While the Fund’s investment strategies are substantially similar to the Predecessor Fund and theoretically would have invested in a similar portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in strategies, fees and expenses.

The bar chart below shows how the Fund’s and the Predecessor Fund’s investment results have varied from year to year. The table below shows how the Fund’s and the Predecessor Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund or the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund or the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s and the Predecessor Fund’s investment results have varied from year to year. The table below shows how the Fund’s and the Predecessor Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2020, 20.80% Worst Quarter: 1st Quarter, 2020, (29.22)%
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(29.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025:
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	One Year	Five Years	Ten Years
The Fund
Before Taxes	13.49%	11.61%	12.09%
After Taxes on Distributions	13.48%	10.18%	10.82%
After Taxes on Distributions and Sale of Fund Shares	7.99%	8.90%	9.67%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 714-2327. Performance data current to the most recent quarter end may be obtained at www.kovitzetf.com.

Performance Availability Website Address [Text]	www.kovitzetf.com.
Performance Availability Phone [Text]	(877) 714-2327